Other non-financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 6,264	$ 4,597
Bail deposit	1,418	1,293
Prepaid expenses	1,081	927
VAT and other tax receivables	433	493
Properties and other non-current assets held for sale	246	199
Other	326	346
Total other non-financial assets	9,768	7,856
UBS AG
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	6,264	4,597
Bail deposit	1,418	1,293
Prepaid expenses	731	687
VAT and other tax receivables	392	436
Properties and other non-current assets held for sale	246	199
Other	323	335
Total other non-financial assets	$ 9,374	$ 7,547